Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value of Financial Instruments
Table summarizing the carrying amounts and fair values of financial instruments which are not carried at fair value

	December 31,
	2014		2013
	Carrying amount	Fair Value	Carrying amount	Fair Value
Investment in Receivables, net	$8,665,274	$8,665,274	$9,085,281	$9,085,281
Secured Debt Facilities	74,000,000	74,000,000	89,336,688	89,336,688

Assets and liabilities measured at fair value on a recurring basis

	December 31,
	2014	2013
Derivative Assets	$—	$455,561
Derivative Liabilities	$289,808	$193,101

Assets and liabilities measured at fair value on a nonrecurring basis

		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable Inputs	Unobservable Inputs
	Total	Identical Assets	(Level 2)	(Level 3)
Impaired real property interests at December 31, 2014	$–	$–	$–	$–
Impaired real property interests at December 31, 2013	$149,555	$–	$–	$149,555